UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON,  D.C.  20549
FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003
Check here if Amendment (     );         Amendment Number:
This Amendment (Check only one.):  (     ) is a restatement.
                                   (     ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        	  Landis Associates LLC
                    Michael Landis Hershey, President
Address:            415 McFarlan Rd.  Suite 213
                    Kennett Square, PA  19348

13F File Number:   28-5960

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true,correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael L. Hershey
Title:     President
Phone:  610-925-0400
Signature, Place, and Date of Signing:  Michael L. Hershey,Kennett Square,PA.
                                        5/6/03
Report Type  (Check only one.):
(  x)        13F HOLDINGS REPORT.
(    )        13F NOTICE.
(    )        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manger:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
______________________________________
Michael L. Hershey, President











UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F SUMMARY PAGE

REPORT SUMARY:    LANDIS ASSOCIATES LLC

NUMBER OF OTHER INCLUDED MANAGERS:   0

FORM 13F INFORMATION TABLE ENTRY TOTAL: 78
FORM 13F INFORMATION TABLE VALUE TOTAL:      $70,719


LIST OF OTHER INCLUDED MANAGERS:    N/A

No.       13F File Number        Name





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                                                        LANDIS ASSOCIATES LLC
                                                              FORM 13F
                                                           March 31, 2003

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

A.C. Moore Arts & Crafts Inc.  COM              00086T103      968 70000.00 SH       Sole                 70000.00
ATMI, Inc.                     COM              00207R101      867 45000.00 SH       Sole                 45000.00
Acres Gaming Inc.              COM              004936100     1516 200000.00SH       Sole                200000.00
Activcard Corp.                COM              00506J107      493 50000.00 SH       Sole                 50000.00
Alliance Gaming Corp New       COM              01859p609      750 50000.00 SH       Sole                 50000.00
AmSurg Corp                    COM              03232P405      504 20000.00 SH       Sole                 20000.00
Apache Corp.                   COM              037411105      972 15750.00 SH       Sole                 15750.00
ArvinMeritor, Inc.             COM              043353101      420 30000.00 SH       Sole                 30000.00
Ashworth, Inc.                 COM              04516H101      603 95000.00 SH       Sole                 95000.00
Axsys Technologies, Inc.       COM              054615109     1109 150000.00SH       Sole                150000.00
Aztar Corporation              COM              054802103      873 65000.00 SH       Sole                 65000.00
Bankatlantic Bankcorp A        COM              065908501      245 25000.00 SH       Sole                 25000.00
Berkshire Hathaway B           COM              084670207      855   400.00 SH       Sole                   400.00
Bitstream Inc.                 COM              091736108      637 370500.00SH       Sole                370500.00
Boyd Gaming Corporation        COM              103304101      638 50000.00 SH       Sole                 50000.00
Brown Shoe Company, Inc.       COM              115736100      947 35000.00 SH       Sole                 35000.00
CarMax, Inc.                   COM              143130102      291 20000.00 SH       Sole                 20000.00
Celadon Group Inc.             COM              150838100      556 70000.00 SH       Sole                 70000.00
Chicago Bridge & Iron Company  COM              167250109      650 40000.00 SH       Sole                 40000.00
Chiquita Brands International, COM              170032809      549 50000.00 SH       Sole                 50000.00
Comstock Resources, Inc.       COM              205768203     1010 100000.00SH       Sole                100000.00
Cott Corp.                     COM              22163N106      263 15000.00 SH       Sole                 15000.00
D & K Healthcare Resources, In COM              232861104      890 87000.00 SH       Sole                 87000.00
Del Monte Foods Co.            COM              24522P103      522 70000.00 SH       Sole                 70000.00
Dominion Homes, Inc.           COM              257386102      843 62000.00 SH       Sole                 62000.00
Dominion Resources, Inc.       COM              25746U109      249  4500.00 SH       Sole                  4500.00
Doral Financial Corp.          COM              25811p100     1237 35000.00 SH       Sole                 35000.00
Dot Hill Systems Corp.         COM              25848T109      581 95000.00 SH       Sole                 95000.00
El Paso Corp.                  COM              28336L109       91 15000.00 SH       Sole                 15000.00
F5 Networks, Inc.              COM              315616102      758 60000.00 SH       Sole                 60000.00
Fairchild Semiconductor Intern COM              303726103      732 70000.00 SH       Sole                 70000.00
Fred's, Inc.                   COM              356108100      418 15000.00 SH       Sole                 15000.00
Gart Sports Company            COM              366630101      954 50000.00 SH       Sole                 50000.00
Grant Prideco, Inc.            COM              38821G101      905 75000.00 SH       Sole                 75000.00
Grey Wolf, Inc.                COM              397888108     2364 600000.00SH       Sole                600000.00
Hub International Ltd.         COM              44332P101      740 55000.00 SH       Sole                 55000.00
Hudson United Bancorp          COM              444165104     1170 38000.00 SH       Sole                 38000.00
IGEN International, Inc.       COM              449536101    11325 320000.00SH       Sole                320000.00
ILOG S.A.                      COM              452360100      360 90000.00 SH       Sole                 90000.00
Innovex, Inc.                  COM              457647105      649 100000.00SH       Sole                100000.00
Insight Enterprises, Inc.      COM              45765U103      423 60000.00 SH       Sole                 60000.00
Intersil Corp.                 COM              46069S109      545 35000.00 SH       Sole                 35000.00
Jos. A. Bank Clothiers, Inc.   COM              480838101     1587 65000.00 SH       Sole                 65000.00
Level 8 Systems, Inc.          COM              52729m102       90 300000.00SH       Sole                300000.00
Maverick Tube Corp.            COM              577914104      372 20000.00 SH       Sole                 20000.00
Medical Action Industry, Inc.  COM              58449L100      648 60000.00 SH       Sole                 60000.00
NMS Communications             COM              629248105      288 200000.00SH       Sole                200000.00
Newfield Exploration Co.       COM              651290108     1084 32000.00 SH       Sole                 32000.00
ON Technology Corp.            COM              68219P108      928 350000.00SH       Sole                350000.00
Optical Communication Products COM              68382T101      336 350000.00SH       Sole                350000.00
Packeteer, Inc.                COM              695210104      980 100000.00SH       Sole                100000.00
Patterson-UTI Energy Inc.      COM              703481101     1616 50000.00 SH       Sole                 50000.00
Pediatric Services of America  COM              705323103      149 30000.00 SH       Sole                 30000.00
Peerless Systems Corporation   COM              705536100      161 100000.00SH       Sole                100000.00
Penn-America Group             COM              707247102     1384 136000.00SH       Sole                136000.00
Pharmanetics Inc.              COM              71713J107     1520 160000.00SH       Sole                160000.00
Pioneer Natural Resources Co.  COM              723787107     1004 40000.00 SH       Sole                 40000.00
Plains Exploration & Productio COM              726505100      536 65000.00 SH       Sole                 65000.00
Prima Energy Corp.             COM              741901201      937 50000.00 SH       Sole                 50000.00
Quaker Fabric Corp.            COM              747399103      550 100000.00SH       Sole                100000.00
Rite Aid Corp.                 COM              767754104      896 400000.00SH       Sole                400000.00
Rowan Companies Inc.           COM              779382100      590 30000.00 SH       Sole                 30000.00
SFBC International, Inc.       COM              784121105     1234 80000.00 SH       Sole                 80000.00
SafeNet Inc.                   COM              78645R107      205 10000.00 SH       Sole                 10000.00
Science Dynamics Corp.         COM              808631105       26 301000.00SH       Sole                301000.00
Stanley Furniture Co., Inc.    COM              854305208      705 32900.00 SH       Sole                 32900.00
Stelmar Shipping Ltd.          COM              V8726M103      901 60000.00 SH       Sole                 60000.00
TBC Corp.                      COM              872180104     1050 75000.00 SH       Sole                 75000.00
Telecommunication Systems, Inc COM              87929J103      570 285000.00SH       Sole                285000.00
Total Entertainment Restaurant COM              89150E100      854 105000.00SH       Sole                105000.00
U.S. Wireless Data Inc.        COM              912899408      110 500000.00SH       Sole                500000.00
Unifi, Inc.                    COM              904677101      512 106400.00SH       Sole                106400.00
Universal Compression Holdings COM              913431102     1920 110000.00SH       Sole                110000.00
Universal Stainless & Alloy Pr COM              913837100      276 55000.00 SH       Sole                 55000.00
Valero Energy Corp.            COM              91913Y100     1283 31000.00 SH       Sole                 31000.00
W Holding Co., Inc.            COM              929251106     1744 95000.00 SH       Sole                 95000.00
WSFS Financial Corp.           COM              929328102     1264 40000.00 SH       Sole                 40000.00
eResearch Technology, Inc.     COM              29481V108      939 35000.00 SH       Sole                 35000.00
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